Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) (Parentheticals) - Successor - USD ($)	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Net of issuance costs, investors	$ 434,428
Stock Subscriptions Receivable
Net of issuance costs		$ 933,345